Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Investments at Fair Value

The following tables set forth by level, within the fair value hierarchy, the Plan’s investments at fair value:

	Assets at Fair Value as of December 31, 2025
	Total	Level 1	Level 2	Level 3

Registered investment companies	$277,918,166	$277,918,166	$-	$-
Company common stock	13,966,150	13,966,150	-	-
Total investments at fair value	$291,884,316	$291,884,316	$-	$-

	Assets at Fair Value as of December 31, 2024
	Total	Level 1	Level 2	Level 3

Registered investment companies	$218,080,372	$218,080,372	$-	$-
Company common stock	14,135,489	14,135,489	-	-
Total investments at fair value	$232,215,861	$232,215,861	$-	$-